SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 CNY (¥) $ / shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 shares
Weighted Average Grant Date Fair Value
Recognized share-based compensation expenses | ¥	¥ 247		¥ 170
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)	127,537,010
Granted (in shares)	4,479,560
Forfeited (in shares)	(510,300)
Vested (in shares)	(11,110,110)
Nonvested restricted stocks outstanding at the end of the period (in shares)	120,396,160
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares		$ 2.78
Granted (in dollars per shares) | $ / shares		3.05
Forfeited (in dollars per shares) | $ / shares		2.61
Vested (in dollars per shares) | $ / shares		2.13
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares		$ 2.85
Recognized share-based compensation expenses | ¥	¥ 287
Total unrecognized compensation expense | ¥	¥ 1,653	$ 1,653
Weighted-average period for recognition of unrecognized compensation costs	5 years 9 months 29 days
Total fair value of nonvested restricted stocks, vested | ¥	¥ 283		¥ 101
Restricted stocks | Performance Condition | Senior officers
Number of Restricted Stocks
Granted (in shares)	888,210			28,625,350